Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
June 30, 2022
ADESII-NPRT3-0822
1.804793.118
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	91,400	3,546,831
Verizon Communications, Inc.	197,006	9,998,055
		13,544,886
Entertainment - 1.5%
Activision Blizzard, Inc.	83,500	6,501,310
Nintendo Co. Ltd. ADR	124,000	6,673,680
The Walt Disney Co. (b)	229,300	21,645,920
Universal Music Group NV	774,200	15,511,894
		50,332,804
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (b)	23,700	51,648,462
Class C (b)	21,283	46,555,498
Match Group, Inc. (b)	16,300	1,135,947
Meta Platforms, Inc. Class A (b)	166,839	26,902,789
Snap, Inc. Class A (b)	229,400	3,012,022
		129,254,718
Media - 2.9%
Comcast Corp. Class A	2,083,200	81,744,768
Interpublic Group of Companies, Inc.	535,600	14,745,068
		96,489,836
TOTAL COMMUNICATION SERVICES		289,622,244
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.3%
BorgWarner, Inc.	339,360	11,324,443
Automobiles - 0.1%
General Motors Co. (b)	82,600	2,623,376
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (b)	14,800	25,885,052
Expedia, Inc. (b)	64,300	6,097,569
Marriott International, Inc. Class A	71,700	9,751,917
Starbucks Corp.	48,500	3,704,915
		45,439,453
Household Durables - 0.5%
Mohawk Industries, Inc. (b)	85,100	10,560,059
Sony Group Corp. sponsored ADR	55,100	4,505,527
Whirlpool Corp.	13,100	2,028,797
		17,094,383
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	68,000	7,222,280
Multiline Retail - 0.0%
Target Corp.	2,400	338,952
Specialty Retail - 1.2%
Lowe's Companies, Inc.	221,900	38,759,273
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	3,300	337,260
TOTAL CONSUMER DISCRETIONARY		123,139,420
CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Diageo PLC sponsored ADR	96,500	16,802,580
Keurig Dr. Pepper, Inc.	319,400	11,303,566
The Coca-Cola Co.	567,600	35,707,716
		63,813,862
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,400	2,108,832
Performance Food Group Co. (b)	131,900	6,064,762
Sysco Corp.	329,600	27,920,416
U.S. Foods Holding Corp. (b)	174,700	5,359,796
Walmart, Inc.	63,700	7,744,646
		49,198,452
Food Products - 0.1%
Lamb Weston Holdings, Inc.	73,100	5,223,726
Household Products - 0.2%
Colgate-Palmolive Co.	4,500	360,630
Spectrum Brands Holdings, Inc.	93,000	7,627,860
		7,988,490
Tobacco - 1.6%
Altria Group, Inc.	998,800	41,719,876
Swedish Match Co. AB	1,051,100	10,723,889
		52,443,765
TOTAL CONSUMER STAPLES		178,668,295
ENERGY - 13.0%
Oil, Gas & Consumable Fuels - 13.0%
Canadian Natural Resources Ltd.	120,400	6,469,910
Cenovus Energy, Inc. (Canada)	2,739,358	52,118,457
EQT Corp.	90,200	3,102,880
Exxon Mobil Corp.	2,753,800	235,835,431
Hess Corp.	664,120	70,356,873
Imperial Oil Ltd.	278,700	13,138,219
Kosmos Energy Ltd. (b)	3,479,390	21,537,424
MEG Energy Corp. (b)	319,200	4,419,006
Phillips 66 Co.	82,100	6,731,379
Tourmaline Oil Corp.	461,500	23,996,422
		437,706,001
FINANCIALS - 16.4%
Banks - 11.9%
Bank of America Corp.	3,044,115	94,763,300
JPMorgan Chase & Co.	294,500	33,163,645
M&T Bank Corp.	47,300	7,539,147
PNC Financial Services Group, Inc.	233,416	36,826,042
Truist Financial Corp.	589,726	27,970,704
U.S. Bancorp	499,142	22,970,515
Wells Fargo & Co.	4,511,850	176,729,165
		399,962,518
Capital Markets - 2.9%
KKR & Co. LP	345,585	15,997,130
Morgan Stanley	239,600	18,223,976
Northern Trust Corp.	377,095	36,382,126
Raymond James Financial, Inc.	101,650	9,088,527
State Street Corp.	303,790	18,728,654
		98,420,413
Consumer Finance - 0.3%
Discover Financial Services	85,100	8,048,758
Insurance - 0.3%
Chubb Ltd.	44,600	8,767,468
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	583,761	7,355,389
Radian Group, Inc.	1,358,452	26,693,582
		34,048,971
TOTAL FINANCIALS		549,248,128
HEALTH CARE - 15.4%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	71,188	565,945
Alnylam Pharmaceuticals, Inc. (b)	43,800	6,388,230
Argenx SE ADR (b)	4,200	1,591,296
Crinetics Pharmaceuticals, Inc. (b)	113,300	2,113,045
Insmed, Inc. (b)	157,479	3,105,486
Intercept Pharmaceuticals, Inc. (b)(c)	219,905	3,036,888
Vaxcyte, Inc. (b)	46,100	1,003,136
Verve Therapeutics, Inc.	39,200	598,976
		18,403,002
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	14,100	1,531,965
Becton, Dickinson & Co.	40,600	10,009,118
Boston Scientific Corp. (b)	1,045,951	38,982,594
iRhythm Technologies, Inc. (b)	412	44,508
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	175,704	3,782,907
		54,351,092
Health Care Providers & Services - 6.7%
Cardinal Health, Inc.	336,000	17,562,720
Centene Corp. (b)	34,000	2,876,740
Cigna Corp.	187,900	49,515,408
CVS Health Corp.	400,000	37,064,000
Guardant Health, Inc. (b)	72,900	2,940,786
Humana, Inc.	13,200	6,178,524
McKesson Corp.	145,580	47,489,652
Oak Street Health, Inc. (b)	54,300	892,692
UnitedHealth Group, Inc.	116,400	59,786,532
		224,307,054
Life Sciences Tools & Services - 0.2%
Danaher Corp.	27,700	7,022,504
Pharmaceuticals - 6.4%
Bayer AG	396,178	23,658,323
Bristol-Myers Squibb Co.	1,056,000	81,312,000
Eli Lilly & Co.	39,200	12,709,816
GSK PLC sponsored ADR	968,000	42,137,040
Johnson & Johnson	259,360	46,038,994
Pliant Therapeutics, Inc. (b)	58,000	464,580
Sanofi SA sponsored ADR	140,400	7,024,212
Viatris, Inc.	50,600	529,782
		213,874,747
TOTAL HEALTH CARE		517,958,399
INDUSTRIALS - 13.1%
Aerospace & Defense - 2.9%
Airbus Group NV	170,300	16,657,025
General Dynamics Corp.	49,300	10,907,625
Huntington Ingalls Industries, Inc.	33,400	7,275,188
MTU Aero Engines AG	15,500	2,821,448
Raytheon Technologies Corp.	62,000	5,958,820
Safran SA	26,400	2,628,529
The Boeing Co. (b)	367,700	50,271,944
		96,520,579
Air Freight & Logistics - 2.2%
FedEx Corp.	79,400	18,000,774
United Parcel Service, Inc. Class B	311,100	56,788,194
		74,788,968
Airlines - 0.1%
Copa Holdings SA Class A (b)	13,500	855,495
Ryanair Holdings PLC sponsored ADR (b)	34,400	2,313,400
		3,168,895
Building Products - 0.2%
Johnson Controls International PLC	98,900	4,735,332
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	350,200	2,290,308
Electrical Equipment - 0.8%
Acuity Brands, Inc.	68,200	10,505,528
Hubbell, Inc. Class B	43,218	7,717,870
Regal Rexnord Corp.	5,600	635,712
Vertiv Holdings Co.	1,126,600	9,260,652
		28,119,762
Industrial Conglomerates - 5.3%
3M Co.	43,100	5,577,571
General Electric Co.	2,697,087	171,723,529
		177,301,100
Machinery - 0.9%
Cummins, Inc.	22,800	4,412,484
Epiroc AB (A Shares)	17,200	266,687
Flowserve Corp.	208,700	5,975,081
Fortive Corp.	112,100	6,095,998
Otis Worldwide Corp.	71,750	5,070,573
Stanley Black & Decker, Inc.	30,800	3,229,688
Westinghouse Air Brake Tech Co.	75,502	6,197,204
		31,247,715
Professional Services - 0.1%
Equifax, Inc.	14,100	2,577,198
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	366,600	16,969,914
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	61,800	845,164
TOTAL INDUSTRIALS		438,564,935
INFORMATION TECHNOLOGY - 18.5%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (d)	981,748	5,654,868
IT Services - 4.1%
Amadeus IT Holding SA Class A (b)	113,600	6,360,937
Edenred SA	242,100	11,409,280
Fidelity National Information Services, Inc.	162,100	14,859,707
Genpact Ltd.	130,700	5,536,452
Global Payments, Inc.	21,500	2,378,760
IBM Corp.	40,500	5,718,195
MasterCard, Inc. Class A	32,200	10,158,456
PayPal Holdings, Inc. (b)	102,100	7,130,664
Sabre Corp. (b)	564,300	3,289,869
Snowflake, Inc. (b)	3,300	458,898
Twilio, Inc. Class A (b)	77,100	6,461,751
Unisys Corp. (b)	515,247	6,198,421
Visa, Inc. Class A	295,000	58,082,550
		138,043,940
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	41,900	6,121,171
Applied Materials, Inc.	88,000	8,006,240
Intel Corp.	356,000	13,317,960
Lam Research Corp.	13,000	5,539,950
Marvell Technology, Inc.	158,400	6,895,152
NVIDIA Corp.	3,100	469,929
Qualcomm, Inc.	385,090	49,191,397
		89,541,799
Software - 8.3%
Adobe, Inc. (b)	15,400	5,637,324
Autodesk, Inc. (b)	36,800	6,328,128
Coupa Software, Inc. (b)	4,400	251,240
DoubleVerify Holdings, Inc. (b)	64,200	1,455,414
Dynatrace, Inc. (b)	132,400	5,221,856
Elastic NV (b)	110,300	7,464,001
Microsoft Corp.	855,900	219,820,797
PTC, Inc. (b)	37,900	4,030,286
Salesforce.com, Inc. (b)	14,400	2,376,576
SAP SE sponsored ADR	258,800	23,478,336
Workday, Inc. Class A (b)	12,900	1,800,582
		277,864,540
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	790,900	108,131,848
Samsung Electronics Co. Ltd.	84,220	3,724,380
		111,856,228
TOTAL INFORMATION TECHNOLOGY		622,961,375
MATERIALS - 2.5%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	75,600	1,671,516
DuPont de Nemours, Inc.	348,200	19,352,956
		21,024,472
Metals & Mining - 1.9%
First Quantum Minerals Ltd.	784,200	14,877,380
Freeport-McMoRan, Inc.	1,234,179	36,112,078
Glencore Xstrata PLC	2,404,800	13,025,447
		64,014,905
TOTAL MATERIALS		85,039,377
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	39,800	10,172,482
Equinix, Inc.	1,400	919,828
Simon Property Group, Inc.	162,300	15,405,516
		26,497,826
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Corp.	32,200	3,627,008
PG&E Corp. (b)	275,000	2,744,500
Southern Co.	128,900	9,191,859
		15,563,367
Multi-Utilities - 0.0%
Sempra Energy	9,300	1,397,511
TOTAL UTILITIES		16,960,878
TOTAL COMMON STOCKS (Cost $2,385,680,568)		3,286,366,878

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	5,200	204,360

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	451,800	3,966,804

TOTAL PREFERRED STOCKS (Cost $5,449,043)		4,171,164

Other - 0.1%
	Shares	Value ($)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)(e)(f) (Cost $7,490,198)	6,029,662	2,562,196

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (g)	60,652,890	60,665,020
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	434,888	434,931
TOTAL MONEY MARKET FUNDS (Cost $61,099,951)		61,099,951

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,459,719,760)	3,354,200,189
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,574,884
NET ASSETS - 100.0%	3,361,775,073

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,546,831 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,421,424 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	9,817,480
Reddit, Inc. Series E	5/18/21	220,866
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	7,490,199

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	8,778,631	165,751,310	113,864,921	94,756	-	-	60,665,020	0.1%
Fidelity Securities Lending Cash Central Fund 1.58%	45,803,444	186,759,925	232,128,438	2,490,045	-	-	434,931	0.0%
Total	54,582,075	352,511,235	345,993,359	2,584,801	-	-	61,099,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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